Long-Term Debt (Principal Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Principal outstanding	$ 591,286
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	6.625%
Principal outstanding	$ 393,767	$ 473,767
2016 Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	10.25%
Principal outstanding	$ 0	$ 158,544